Preferred Stock (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 28, 2022	Jun. 30, 2023
Preferred Stock (Details) [Line Items]
Gross proceeds (in Dollars)		$ 50,000,000
Sold per share		$ 10
Dividends, percentage		8.00%
Original issue, per share		$ 1
Number of voting rights		two
Conversion price		$ 1
Series AA Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock shares (in Shares)	105,000,000
Number of voting rights		one
Conversion price		$ 1
Series A Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Gross proceeds (in Dollars)	$ 5,000,000
Shares issued (in Shares)	5,000,000
Sold per share	$ 1
Conversion price		$ 1